Reporting entity (Details)	Jan. 10, 2023	Dec. 31, 2022
Highworld Investments Limited | Kismet Capital Group
Reporting entity
Ownership interest sold (in percent)	22.68%
Highworld Investments Limited and ELQ Investors VIII Limited
Reporting entity
Ownership interest held by shareholders (as a percent)		38.06%